The "Lava Jato (Car Wash) Operation" and its effects on the Company	12 Months Ended
Dec. 31, 2019
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The "Lava Jato (Car Wash) Operation" and its effects on the Company
21.	The “Lava Jato (Car Wash) Operation” and its effects on the Company
In the preparation of these annual consolidated financial statements, the Company did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, US$ 2,527 of capitalized costs representing overpayments for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.
The Company has been closely monitoring the investigations and cooperating fully with the Brazilian Federal Police (
Polícia Federal
), the Brazilian Public Prosecutor’s Office (
Ministério Público Federal
), the Federal Auditor’s Office (
Tribunal de Contas da União
– TCU) and the General Federal Inspector’s Office (
Controladoria Geral da União
) in the investigation of all crimes and irregularities.
In addition, the Company has been taking the necessary procedural steps to seek compensation for damages suffered from the improper payments scheme, including those related to its reputation.
To the extent that any of the proceedings resulting from the Lava Jato investigation involve leniency agreements with cartel members or plea agreements with individuals pursuant to which they agree to return funds, the Company may be entitled to receive a portion of such funds. Nevertheless, the Company is unable to reliably estimate further recoverable amounts at this moment. Any recoverable amount will be recognized as income when received or when their economic benefits become virtually certain.
In addition to US$ 912 recovered from Lava Jato investigation through December 31, 2018 (US$ 457 in 2018, US$ 252 in 2017, US$ 131 in 2016 and US$ 72 in 2015), new leniency and plea agreements in 2019 entitled the Company to receive funds with respect to compensation for damages in the amount of US$ 220. This amounts were accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2019 was US$ 1,132.
21.1. Investigations involving the Company
21.1.1. U.S. Securities and Exchange Commission and Department of Justice inquiries
On September 27, 2018, the Company settled the open matters with the U.S. Department of Justice (DoJ) and the U.S. Securities and Exchange Commission (SEC) investigation which encompassed the Company’s internal controls, books and records, and financial statements from 2003 to 2012.
These agreements fully resolve the inquiries carried out by these authorities. Following this agreement, the Company paid US$ 85 to the DoJ in 2018 and the same amount to the SEC in the first quarter of 2019. Additionally, the agreements also credit a remittance of US$ 683 to the Brazilian authorities, which Petrobras deposited in January 2019 into a court deposit account. The Company fully recognized the effects of these settlements as other income and expenses in the third quarter of 2018.
This resolution met the best interest of the Company and its shareholders, and eliminated uncertainties, risks, burdens and costs of potential litigations in the United States.
21.1.2. U.S. Commodity Futures Trading Commission - CFTC
In May 2019, the U.S. Commodity Futures Trading Commission (“CFTC”) contacted Petrobras with an inquiry regarding trading activities related to the Lava Jato Operation. Petrobras reiterates that it continues to cooperate with the regulatory authorities, including the CFTC, regarding any inquiry.
21.1.3. Order of civil inquiry - Brazilian Public Prosecutor’s Office
On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the Brazilian stock market. The Brazilian Attorney General’s Office (
Procuradoria Geral da República
) assessed this civil proceeding and determined that the São Paulo Public Prosecutor’s Office has no authority over this matter, which must be presided over by the Brazilian Public Prosecutor’s Office. The Company has provided all relevant information requested by the authorities.